Shareholders’ Equity (Tables)	12 Months Ended
Jun. 30, 2022
Stockholders' Equity Note [Abstract]
Schedule of restricted stock grants
Restricted stock grants	Shares	Weighted Average Grant Date Fair Value Per Share	Aggregate Intrinsic Value
Unvested as of June 30, 2019	16,500	$102.80	$-
Granted	4,500	$102.80	-
Granted	-	$18.80	-
Vested	(7,125)	$211.20	-
Unvested as of June 30, 2020	13,875	$82.40	$-
Forfeited	(3,000)	$2.57	-
Granted	17,500	$55.60	-
Vested	(16,229)	$74.80	-
Unvested as of June 30, 2021	12,146	$56.00	-
Forfeited	(3,750)	$44.80	-
Granted	8,000	$10.80	-
Vested	(11,750)	$48.40	-
Unvested as of June 30, 2022	4,646	$7.20	-

Schedule of warrant activity
	Warrants Outstanding	Weighted Average Exercise Price	Average Remaining Contractual Life
June 30, 2020	133,182	$11.60	5.31
Granted	849,407	$42.80	3.48
Forfeited	-	$-	-
Exercised	(341,432)	$15.20	-
June 30, 2021	641,157	$49.60	3.08
Granted	1,215,788	$52.00	4.02
Forfeited	-	$-	-
Exercised	-	$-	-
June 30, 2022	1,856,945	$35.20	2.99